Credit Risk - Disclosure of Mortgage Assets Stock of Larger Loans (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
South East including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 101,701	£ 96,178
UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	177,297	169,801
Less than £0.25m | South East including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	45,108	45,553
Less than £0.25m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	105,147	105,493
£0.25m to £0.50m | South East including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	39,367	36,241
£0.25m to £0.50m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	52,495	47,903
£0.50m to £1.0m | South East including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	14,036	12,214
£0.50m to £1.0m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	16,221	14,076
£1.0m to £2.0m | South East including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	2,872	1,934
£1.0m to £2.0m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,103	2,085
Greater than £2.0m | South East including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	318	236
Greater than £2.0m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 331	£ 244